Financial Instruments and Risk Management (Fuel Option Contracts Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) gal $ / gal	Dec. 31, 2023 USD ($)
Derivatives | Fuel Options
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value | $	$ (0.1)	$ (0.2)
Fuel Contract | Commodity price risk | 2024
Disclosure of detailed information about hedged items [line items]
Number of Gallons Subject to Contract | gal	1,512,000
Fuel Contract | Top of range | Commodity price risk | 2024
Disclosure of detailed information about hedged items [line items]
Price per gallon of fuel (in USD per gallon)	2.33
Fuel Contract | Bottom of range | Commodity price risk | 2024
Disclosure of detailed information about hedged items [line items]
Price per gallon of fuel (in USD per gallon)	2.50